EARNINGS PER SHARE (Tables)	12 Months Ended
Jun. 30, 2020
EARNINGS PER SHARE
Schedule of Computation of Basic and Diluted Earnings Per Common Share

The following table sets forth the computation of basic and diluted earnings per share for the years ended June 30, 2020 and 2019, respectively:

	June 30, 2020	June 30, 2019
Net income/(loss) attributable to the common shareholders	$(12,002,940)	$(49,809,728)

Basic weighted-average common shares outstanding	19,837,642	19,837,642
Effect of dilutive securities	—	—
Diluted weighted-average common shares outstanding	19,837,642	19,837,642

Earnings (loss) per share – Basic	$(0.61)	$(2.51)
Earnings (loss) per share – Diluted	$(0.61)	$(2.51)

Earnings (loss) per share – From continuing operations	$(0.61)	$(2.93)
Earnings (loss) per share – From discontinued operations	$—	$0.42